WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details Textual) (USD $)	1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended		121 Months Ended	1 Months Ended
	May 31, 2014	Aug. 31, 2013	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2011
Warrants And Derivative Warrant Liability [Line Items]
Warrants Exercised								325,670	325,670	37,301
Warrants Exercised on Cashless Basis								1,000,000	1,000,000	515,671
Shares Issued During Period Upon Exercise of Warrants								537,722	537,722	544,639
Share-based Compensation Expense Recognized for Warrants Issued to Consultants									$ 2,000	$ 14,000
Stock Issued During Period, Shares, New Issues	4,163,961					686,420		776,204
Warrants Weighted Average Fair Value										$ 1.31
Derivative, Gain on Derivative					300,000			1,100,000	1,100,000
Allocated Share-based Compensation Expense				37,000	46,000		1,146,000	1,192,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.75
Proceeds from Warrant Exercises							0	405,000	405,000	691,000	1,221,000
Common Stock Purchase Warrants Issued Shares		3,600,024	686,420
Share Based Compensation Arrangement Warrants Issued To Consultants (in Shares)										18,000
Derivative Liability									0	1,176,000	0		1,734,000
Derivative, Loss on Derivative										1,000,000
Private Offering [Member]
Warrants And Derivative Warrant Liability [Line Items]
Stock Issued During Period, Shares, New Issues							483,125
Consultants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period							248,000
Allocated Share-based Compensation Expense							90,000	2,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.36			$ 0.36
Placement Agent [Member]
Warrants And Derivative Warrant Liability [Line Items]
Stock Issued During Period, Shares, New Issues							326,817
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period								18,410
Common Stock Purchase Warrants Issued Shares		266,668
Investor [Member]
Warrants And Derivative Warrant Liability [Line Items]
Stock Issued During Period, Shares, New Issues							10,409,905
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period							71,374
Common Stock Purchase Warrants Issued Shares		3,333,356
Maximum [Member] | Business And Advisory Services [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 3.00			$ 3.00
Minimum [Member] | Consultants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 3.00			$ 3.00
Minimum [Member] | Business And Advisory Services [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.15			$ 1.15
Equity Classified Warrants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Shares Issued During Period Upon Exercise of Warrants							10,736,722
Share-based Compensation Arrangement, Warrants Issued to Investors		3,333,356							71,374
Warrants Weighted Average Fair Value		$ 1.75								$ 3.00
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.15			$ 1.15
Common Stock Purchase Warrants Issued Shares		3,600,024										776,204
Share Based Compensation Arrangement Warrants Issued To Placement Agent		266,668							18,410
Equity Classified Warrants [Member] | Maximum [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.15			$ 1.15
Equity Classified Warrants [Member] | Minimum [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.85			$ 0.85
Liability Classified Warrants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Warrants Exercised									242,000	437,000
Derivative Liability									$ 80,000	$ 608,000	$ 80,000